UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey        February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $161,489
                                         (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE
                                                    KSA Capital Management, LLC
                                                         December 31, 2012

COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------              --------------  ---------  --------  -------------------  ----------  --------  ----------------------
                                                        VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------              --------------  ---------  --------  -------   ---  ----  ----------  --------  -------  ------   ----
AEP INDS INC                COM             001031103   54,855   926,140   SH            SOLE               926,140
AETNA INC NEW               COM             00817Y108    4,150    90,000   SH            SOLE                90,000
ALTRIA GROUP INC            COM             02209S103      896    28,500   SH            SOLE                28,500
AT&T INC                    COM             00206R102    1,498    45,000   SH            SOLE                45,000
AVIS BUDGET GROUP           COM             053774105    7,482   377,489   SH            SOLE               377,489
BRIGGS & STRATTON CORP      COM             109043109    4,546   215,678   SH            SOLE               215,678
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109    1,291    86,400   SH            SOLE                86,400
CAMPBELL SOUP CO            COM             134429109    1,054    30,200   SH            SOLE                30,200
CHESAPEAKE ENERGY CORP      COM             165167107    1,124    68,000   SH            SOLE                68,000
CHEVRON CORP NEW            COM             166764100    1,180    11,000   SH            SOLE                11,000
COCA COLA CO                COM             191216100    1,856    51,200   SH            SOLE                51,200
CONOCOPHILLIPS              COM             20825C104    1,276    22,000   SH            SOLE                22,000
DANA HLDG CORP              COM             235825205    6,530   418,350   SH            SOLE               418,350
DOW CHEM CO                 COM             260543103    2,198    68,000   SH            SOLE                68,000
EMERSON ELEC CO             COM             291011104    2,419    46,000   SH            SOLE                46,000
GARMIN LTD                  SHS             H2906T109    4,280   105,020   SH            SOLE               105,020
HASBRO INC                  COM             418056107    2,082    58,000   SH            SOLE                58,000
HEWLETT PACKARD CO          COM             428236103    3,487   244,700   SH            SOLE               244,700
HOME DEPOT INC              COM             437076102    2,412    39,000   SH            SOLE                39,000
ILLINOIS TOOL WKS INC       COM             452308109    2,189    36,000   SH            SOLE                36,000
INTEL CORP                  COM             458140100    1,122    55,000   SH            SOLE                55,000
JOHNSON & JOHNSON           COM             478160104    1,437    20,500   SH            SOLE                20,500
KLA-TENCOR CORP             COM             482480100    1,385    29,000   SH            SOLE                29,000
LINEAR TECHNOLOGY CORP      COM             535678106    1,269    37,000   SH            SOLE                37,000
MCDONALDS CORP              COM             580135101    1,632    18,500   SH            SOLE                18,500
MONDELEZ INTL INC           CL A            609207105      957    37,600   SH            SOLE                37,600
MOTOROLA SOLUTIONS INC      COM NEW         620076307    6,815   122,400   SH            SOLE               122,400
OWENS ILL INC               COM NEW         690768403    6,153   289,298   SH            SOLE               289,298
PEPSICO INC                 COM             713448108      979    14,300   SH            SOLE                14,300
PROCTER & GAMBLE CO         COM             742718109    1,057    15,700   SH            SOLE                15,700
QUAD / GRAPHICS INC         COM CL A        747301109    7,372   361,541   SH            SOLE               361,541
SONOCO PRODS CO             COM             835495102    1,944    65,400   SH            SOLE                65,400
TEXTRON INC                 COM             883203101    1,780    71,800   SH            SOLE                71,800
THE ADT CORPORATION         COM             00101J106      869    18,750   SH            SOLE                18,750
TRW AUTOMOTIVE HLDGS CORP   COM             87264S106    6,611   123,310   SH            SOLE               123,310
TYSON FOODS INC             CL A            902494103    4,419   227,800   SH            SOLE               227,800
UNITED TECHNOLOGIES CORP    COM             913017109    2,283    28,000   SH            SOLE                28,000
VERIZON COMMUNICATIONS INC  COM             92343V104    3,101    72,500   SH            SOLE                72,500
WAL-MART STORES INC         COM             931142103      942    13,800   SH            SOLE                13,800
XYLEM INC                   COM             98419M100    2,556    94,313   SH            SOLE                94,313






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